UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

Stratified LargeCap Hedged ETF

(SHUS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Stratified LargeCap Hedged ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$40	0.80%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$25,324,897
Number of Portfolio Holdings	3
Total Advisory Fee Paid	$105,537
Portfolio Turnover Rate	100%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Index Option	0.3%
Equity	99.1%

Top 10 Holdings (% of net assets)

Stratified LargeCap Index ETF	99.1%
S&P 500 Index Purchased Put Option, Expiration:9/22/2025, Strike $5,400	0.5%
S&P 500 Index Written Put Option, Expiration:9/22/2025, Strike $4,800	-0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://stratifiedfunds.com/investor-materials/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SHUS

Stratified LargeCap Index ETF

(SSPY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Stratified LargeCap Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$23	0.45%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$119,959,936
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$222,566
Portfolio Turnover Rate	12%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	2.8%
Real Estate	3.1%
Utilities	6.1%
Energy	6.3%
Communications	7.5%
Financials	9.9%
Industrials	10.0%
Health Care	11.3%
Consumer Staples	13.4%
Consumer Discretionary	13.5%
Technology	15.6%

Top 10 Holdings (% of net assets)

Synchrony Financial	1.1%
Capital One Financial Corporation	1.1%
Kroger Company (The)	0.8%
Walmart, Inc.	0.8%
Sysco Corporation	0.8%
Costco Wholesale Corporation	0.8%
TJX Companies, Inc. (The)	0.8%
Chevron Corporation	0.7%
Ross Stores, Inc.	0.7%
Exxon Mobil Corporation	0.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://stratifiedfunds.com/investor-materials/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SSPY

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

STRATIFIED LARGECAP INDEX ETF
(SSPY)

STRATIFIED LARGECAP HEDGED ETF
(SHUS)

Semi-Annual Financials and Other Information

June 30, 2025
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	June 30, 2025

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

i

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS — 99.6%
Communications — 7.5%
Airbnb, Inc., Class A(a)	852	$112,754
Alphabet, Inc., Class C	1,555	275,841
Alphabet, Inc., Class A	1,572	277,034
AT&T, Inc.	14,676	424,724
Booking Holdings, Inc.	19	109,996
Charter Communications, Inc., Class A(a)	1,564	639,379
Comcast Corporation, Class A	17,364	619,721
DoorDash, Inc., Class A(a)	570	140,511
Electronic Arts, Inc.	4,094	653,811
Expedia Group, Inc.	641	108,124
Fox Corporation, Class B	2,006	103,570
Fox Corporation, Class A	1,865	104,515
GoDaddy, Inc., Class A(a)	1,767	318,166
Interpublic Group of Companies, Inc. (The)	17,621	431,362
Match Group, Inc.	17,893	552,715
Meta Platforms, Inc., Class A	791	583,828
Netflix, Inc.(a)	223	298,626
News Corporation, Class A	3,614	107,408
News Corporation, Class B	3,147	107,974
Omnicom Group, Inc.	5,833	419,626
Paramount Global, Class B	16,679	215,159
Take-Two Interactive Software, Inc.(a)	2,640	641,124
T-Mobile US, Inc.	1,778	423,626
Uber Technologies, Inc.(a)	1,454	135,658
VeriSign, Inc.	1,158	334,430
Verizon Communications, Inc.	9,423	407,733
Walt Disney Company (The)	1,718	213,049
Warner Bros Discovery, Inc.(a)	19,134	219,276
		8,979,740
Consumer Discretionary — 13.5%
Amazon.com, Inc.(a)	1,319	289,375
Aptiv Holdings Ltd.(a)	6,939	473,379
AutoZone, Inc.(a)	51	189,324
Axon Enterprise, Inc.(a)	130	107,632
Best Buy Company, Inc.	4,367	293,157
Builders FirstSource, Inc.(a)	1,639	191,255
Caesars Entertainment, Inc.(a)	2,782	78,981
CarMax, Inc.(a)	2,810	188,860
Carnival Corporation(a)	4,895	137,647
Chipotle Mexican Grill, Inc.(a)	12,100	679,416
Copart, Inc.(a)	5,560	272,830
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Darden Restaurants, Inc.	2,795	$609,226
Deckers Outdoor Corporation(a)	3,594	370,434
Domino’s Pizza, Inc.	1,379	621,377
DR Horton, Inc.	2,470	318,432
eBay, Inc.	3,493	260,089
Ford Motor Company	45,087	489,194
General Motors Company	9,080	446,827
Genuine Parts Company	1,442	174,929
Hasbro, Inc.	4,482	330,861
Hilton Worldwide Holdings, Inc.	570	151,814
Home Depot, Inc. (The)	548	200,919
Las Vegas Sands Corporation	1,806	78,579
Lennar Corporation, Class A	2,799	309,597
Live Nation Entertainment, Inc.(a)	817	123,596
LKQ Corporation	4,784	177,056
Lowe’s Companies, Inc.	870	193,027
Lululemon Athletica, Inc.(a)	1,525	362,310
Marriott International, Inc., Class A	533	145,621
Masco Corporation	2,947	189,669
McDonald’s Corporation	2,014	588,430
MGM Resorts International(a)	2,455	84,427
Mohawk Industries, Inc.(a)	1,798	188,502
NIKE, Inc., Class B	6,026	428,086
Norwegian Cruise Line Holdings Ltd.(a)	5,079	103,002
NVR, Inc.(a)	44	324,970
O’Reilly Automotive, Inc.(a)	1,935	174,402
Pool Corporation	526	153,318
PulteGroup, Inc.	2,844	299,928
Ralph Lauren Corporation	1,402	384,541
Ross Stores, Inc.	6,916	882,342
Royal Caribbean Cruises Ltd.	393	123,064
Starbucks Corporation	6,518	597,244
Tapestry, Inc.	4,622	405,858
Tesla, Inc.(a)	1,402	445,359
TJX Companies, Inc. (The)	7,359	908,762
TKO Group Holdings, Inc.	1,243	226,164
Tractor Supply Company	2,817	148,653
Ulta Beauty, Inc.(a)	662	309,697
Williams-Sonoma, Inc.	1,316	214,995
Wynn Resorts Ltd.	910	85,240
Yum! Brands, Inc.	4,222	625,617
		16,158,014

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Staples — 13.4%
Altria Group, Inc.	7,450	$436,794
Archer-Daniels-Midland Company	8,768	462,775
Brown-Forman Corporation, Class B	11,496	309,357
Bunge Global S.A.	5,600	449,568
Church & Dwight Company, Inc.	5,367	515,822
Clorox Company (The)	4,234	508,376
Coca-Cola Company (The)	4,222	298,707
Colgate-Palmolive Company	5,773	524,766
Conagra Brands, Inc.	12,079	247,257
Constellation Brands, Inc., Class A	1,843	299,819
Costco Wholesale Corporation	921	911,735
Dollar General Corporation	1,814	207,485
Dollar Tree, Inc.(a)	2,129	210,856
Estee Lauder Companies, Inc. (The), Class A	7,741	625,474
General Mills, Inc.	4,864	252,004
Hershey Company (The)	1,288	213,744
Hormel Foods Corporation	14,855	449,364
J M Smucker Company (The)	2,722	267,300
Kellanova	2,670	212,345
Kenvue, Inc.	24,292	508,432
Keurig Dr Pepper, Inc.	9,205	304,317
Kimberly-Clark Corporation	3,982	513,359
Kraft Heinz Company (The)	9,990	257,942
Kroger Company (The)	13,909	997,692
Lamb Weston Holdings, Inc.	4,916	254,895
McCormick & Company, Inc.	3,520	266,886
Molson Coors Beverage Company, Class B	6,008	288,925
Mondelez International, Inc., Class A	3,418	230,510
Monster Beverage Corporation(a)	4,820	301,925
PepsiCo, Inc.	1,742	230,014
Philip Morris International, Inc.	2,473	450,407
Procter & Gamble Company (The)	3,251	517,949
Sysco Corporation	12,274	929,633
Target Corporation	2,125	209,631
The Campbell’s Company	7,946	243,545
Tyson Foods, Inc., Class A	8,318	465,308
Walgreens Boots Alliance, Inc.	71,163	816,951
Walmart, Inc.	9,656	944,164
		16,136,033
	Shares	Fair Value
COMMON STOCKS (Continued)
Energy — 6.3%
APA Corporation	4,261	$77,934
Baker Hughes Company	10,381	398,007
Chevron Corporation	6,250	894,939
ConocoPhillips	868	77,894
Coterra Energy, Inc.	5,295	134,387
Devon Energy Corporation	4,237	134,779
Diamondback Energy, Inc.	561	77,081
Enphase Energy, Inc.(a)	6,666	264,306
EOG Resources, Inc.	693	82,890
EQT Corporation	2,878	167,845
Expand Energy Corporation	1,420	166,055
Exxon Mobil Corporation	8,133	876,737
First Solar, Inc.(a)	1,301	215,368
Halliburton Company	17,476	356,161
Hess Corporation	568	78,691
Kinder Morgan, Inc.	10,792	317,285
Marathon Petroleum Corporation	3,659	607,796
Occidental Petroleum Corporation	1,830	76,878
ONEOK, Inc.	3,629	296,235
Phillips 66	4,977	593,756
Schlumberger Ltd.	11,165	377,377
Targa Resources Corporation	1,739	302,725
Valero Energy Corporation	4,533	609,326
Williams Companies, Inc. (The)	5,112	321,085
		7,505,537
Financials — 9.9%
Aflac, Inc.	2,380	250,995
Allstate Corporation (The)	1,222	246,001
American Express Company	192	61,244
American International Group, Inc.	2,812	240,679
Ameriprise Financial, Inc.	178	95,004
Aon PLC, Class A	110	39,244
Apollo Global Management, Inc.	644	91,364
Arch Capital Group Ltd.	1,806	164,436
Arthur J Gallagher & Company	130	41,616
Assurant, Inc.	1,227	242,320
Bank of America Corporation	3,573	169,075
Bank of New York Mellon Corporation (The)	1,587	144,592
Berkshire Hathaway, Inc., Class B(a)	1,247	605,755
Blackrock, Inc.	98	102,827
Blackstone, Inc.	620	92,740

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Brown & Brown, Inc.	363	$40,246
Capital One Financial Corporation	6,305	1,341,452
Cboe Global Markets, Inc.	241	56,204
Charles Schwab Corporation (The)	3,479	317,424
Chubb Ltd.	571	165,430
Cincinnati Financial Corporation	1,154	171,854
Citigroup, Inc.	2,157	183,605
Citizens Financial Group, Inc.	1,593	71,287
CME Group, Inc.	196	54,022
Erie Indemnity Company, Class A	682	236,511
Everest Re Group Ltd.	519	176,382
Fifth Third Bancorp	1,687	69,386
Franklin Resources, Inc.	4,438	105,846
Globe Life, Inc.	2,030	252,309
Goldman Sachs Group, Inc. (The)	495	350,335
Hartford Financial Services Group, Inc. (The)	1,405	178,252
Huntington Bancshares, Inc.	4,411	73,928
Intercontinental Exchange, Inc.	302	55,408
Invesco Ltd.	5,669	89,400
JPMorgan Chase & Company	574	166,408
KeyCorporation	4,144	72,188
KKR & Company, Inc.	764	101,635
Loews Corporation	6,768	620,355
M&T Bank Corporation	366	71,000
Marsh & McLennan Companies, Inc.	185	40,448
MetLife, Inc.	3,144	252,840
Morgan Stanley	2,347	330,598
Nasdaq, Inc.	685	61,253
Northern Trust Corporation	867	109,927
PNC Financial Services Group, Inc. (The)	371	69,162
Principal Financial Group, Inc.	3,204	254,494
Progressive Corporation (The)	908	242,309
Prudential Financial, Inc.	2,362	253,773
Raymond James Financial, Inc.	2,052	314,715
Regions Financial Corporation	3,033	71,336
State Street Corporation	1,501	159,616
Synchrony Financial	20,318	1,356,023
T Rowe Price Group, Inc.	932	89,938
Travelers Companies, Inc. (The)	641	171,493
Truist Financial Corporation	1,597	68,655
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
US Bancorp	1,552	$70,228
W R Berkley Corporation	2,370	174,124
Wells Fargo & Company	2,060	165,047
Willis Towers Watson PLC	130	39,845
		11,904,583
Health Care — 11.3%
Abbott Laboratories	578	78,614
AbbVie, Inc.	1,697	314,997
Agilent Technologies, Inc.	1,383	163,208
Align Technology, Inc.(a)	703	133,099
Amgen, Inc.	1,098	306,573
Baxter International, Inc.	2,111	63,921
Becton Dickinson and Company	441	75,962
Biogen, Inc.(a)	2,482	311,714
Bio-Techne Corporation	3,438	176,885
Boston Scientific Corporation(a)	754	80,987
Bristol-Myers Squibb Company	6,517	301,672
Cardinal Health, Inc.	1,507	253,176
Cencora, Inc.	823	246,777
Centene Corporation(a)	5,871	318,678
Charles River Laboratories International, Inc.(a)	1,162	176,310
Cigna Group (The)	750	247,935
Cooper Companies, Inc. (The)(a)	1,744	124,103
CVS Health Corporation	11,879	819,413
Danaher Corporation	548	108,252
DaVita, Inc.(a)	887	126,353
DexCom, Inc.(a)	1,651	144,116
Edwards Lifesciences Corporation(a)	1,046	81,808
Elevance Health, Inc.	843	327,893
Eli Lilly & Company	388	302,458
GE HealthCare Technologies, Inc.	1,683	124,660
Gilead Sciences, Inc.	2,948	326,845
HCA Healthcare, Inc.	1,092	418,345
Henry Schein, Inc.(a)	3,317	242,307
Hologic, Inc.(a)	1,927	125,563
Humana, Inc.	1,378	336,893
IDEXX Laboratories, Inc.(a)	233	124,967
Incyte Corporation(a)	4,599	313,192
Insulet Corporation(a)	399	125,358
Intuitive Surgical, Inc.(a)	300	163,023
IQVIA Holdings, Inc.(a)	1,107	174,452
Johnson & Johnson	2,064	315,276

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS (Continued)
Health Care (Continued)
Labcorp Holdings, Inc.	814	$213,683
McKesson Corporation	334	244,749
Medtronic PLC	780	67,993
Merck & Company, Inc.	3,968	314,107
Mettler-Toledo International, Inc.(a)	150	176,208
Moderna, Inc.(a)	12,157	335,411
Molina Healthcare, Inc.(a)	1,087	323,817
Pfizer, Inc.	13,212	320,259
Quest Diagnostics, Inc.	1,150	206,575
Regeneron Pharmaceuticals, Inc.	613	321,825
ResMed, Inc.	516	133,128
Revvity, Inc.	1,300	125,736
Solventum Corporation(a)	987	74,854
STERIS plc	645	154,942
Stryker Corporation	398	157,461
Thermo Fisher Scientific, Inc.	431	174,753
UnitedHealth Group, Inc.	1,034	322,577
Universal Health Services, Inc., Class B	2,327	421,536
Vertex Pharmaceuticals, Inc.(a)	712	316,982
Viatris, Inc.	36,348	324,588
Waters Corporation(a)	507	176,963
West Pharmaceutical Services, Inc.	313	68,484
Zimmer Biomet Holdings, Inc.	1,665	151,865
Zoetis, Inc.	1,933	301,451
		13,505,732
Industrials — 10.0%
3M Company	1,424	216,790
A O Smith Corporation	2,625	172,121
Allegion plc	694	100,019
AMETEK, Inc.	817	147,844
Amphenol Corporation, Class A	2,465	243,419
Boeing Company (The)(a)	1,012	212,044
Carrier Global Corporation	1,323	96,830
Caterpillar, Inc.	426	165,377
CH Robinson Worldwide, Inc.	991	95,086
Cintas Corporation	1,027	228,887
CSX Corporation	3,252	106,113
Cummins, Inc.	276	90,390
Deere & Company	303	154,072
Delta Air Lines, Inc.	6,253	307,523
Dover Corporation	1,071	196,239
Eaton Corporation PLC	939	335,214
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Emerson Electric Company	331	$44,132
Expeditors International of Washington, Inc.	865	98,826
Fastenal Company	3,890	163,380
FedEx Corporation	404	91,833
Fortive Corporation	505	26,326
GE Vernova, LLC	424	224,360
Generac Holdings, Inc.(a)	678	97,096
General Dynamics Corporation	747	217,870
General Electric Company	856	220,326
Honeywell International, Inc.	931	216,811
Howmet Aerospace, Inc.	533	99,207
Hubbell, Inc.	796	325,095
Huntington Ingalls Industries, Inc.	502	121,213
IDEX Corporation	1,207	211,913
Illinois Tool Works, Inc.	839	207,443
Ingersoll Rand, Inc.	2,680	222,922
Jacobs Solutions, Inc.	3,599	473,089
JB Hunt Transport Services, Inc.	652	93,627
Johnson Controls International plc	894	94,424
Keysight Technologies, Inc.(a)	1,535	251,526
L3Harris Technologies, Inc.	460	115,386
Lennox International, Inc.	339	194,328
Lockheed Martin Corporation	213	98,649
Nordson Corporation	170	36,443
Norfolk Southern Corporation	413	105,716
Northrop Grumman Corporation	196	97,996
Old Dominion Freight Line, Inc.	597	96,893
Otis Worldwide Corporation	873	86,444
PACCAR, Inc.	1,654	157,229
Parker-Hannifin Corporation	139	97,087
Pentair PLC	2,359	242,175
Quanta Services, Inc.	1,273	481,295
Republic Services, Inc.	943	232,553
Rockwell Automation, Inc.	136	45,175
Rollins, Inc.	4,266	240,688
RTX Corporation	752	109,807
Snap-on, Inc.	981	305,268
Southwest Airlines Company	9,276	300,913
Stanley Black & Decker, Inc.	4,658	315,580
TE Connectivity plc	1,506	254,018
Teledyne Technologies, Inc.(a)	73	37,399
Textron, Inc.	2,668	214,214
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Trane Technologies PLC	249	$108,915
TransDigm Group, Inc.	64	97,321
Trimble, Inc.(a)	521	39,586
Union Pacific Corporation	410	94,333
United Airlines Holdings, Inc.(a)	3,969	316,052
United Parcel Service, Inc., Class B	1,013	102,252
United Rentals, Inc.	234	176,296
Veralto Corporation	362	36,544
Waste Management, Inc.	979	224,015
Westinghouse Air Brake Technologies Corporation	818	171,249
WW Grainger, Inc.	156	162,277
Xylem, Inc.	1,791	231,684
		11,995,167
Materials — 2.8%
Air Products and Chemicals, Inc.	183	51,617
Albemarle Corporation	744	46,626
Amcor PLC	16,701	153,482
Avery Dennison Corporation	409	71,767
Ball Corporation	2,815	157,894
CF Industries Holdings, Inc.	1,352	124,384
Corteva, Inc.	1,865	138,999
Dow, Inc.	3,389	89,741
DuPont de Nemours, Inc.	715	49,042
Eastman Chemical Company	590	44,049
Ecolab, Inc.	224	60,355
Freeport-McMoRan, Inc.	7,527	326,295
International Flavors & Fragrances, Inc.	700	51,485
International Paper Company	1,384	64,813
Linde PLC	121	56,771
LyondellBasell Industries N.V., Class A	1,686	97,552
Martin Marietta Materials, Inc.	374	205,311
Mosaic Company (The)	3,778	137,821
Newmont Corporation	5,250	305,865
Nucor Corporation	2,493	322,943
Packaging Corporation of America	367	69,161
PPG Industries, Inc.	862	98,053
Sherwin-Williams Company (The)	286	98,201
	Shares	Fair Value
COMMON STOCKS (Continued)
Materials (Continued)
Smurfit WestRock plc	1,648	$71,111
Steel Dynamics, Inc.	2,296	293,911
Vulcan Materials Company	838	218,567
		3,405,816
Real Estate — 3.1%
Alexandria Real Estate Equities, Inc. - REIT	1,873	136,036
American Tower Corporation, Class A - REIT	366	80,893
AvalonBay Communities, Inc. - REIT	624	126,984
BXP, Inc. - REIT	1,984	133,860
Camden Property Trust - REIT	1,102	124,184
CBRE Group, Inc., Class A(a)	335	46,940
Crown Castle, Inc. - REIT	756	77,664
Digital Realty Trust, Inc. - REIT	1,858	323,906
Equinix, Inc. - REIT	368	292,733
Equity Residential - REIT	1,860	125,531
Essex Property Trust, Inc. - REIT	446	126,396
Extra Space Storage, Inc. - REIT	892	131,516
Federal Realty Investment Trust - REIT	812	77,132
Healthpeak Properties, Inc. - REIT	7,773	136,105
Host Hotels & Resorts, Inc. - REIT	8,725	134,016
Invitation Homes, Inc. - REIT	3,887	127,494
Iron Mountain, Inc. - REIT	896	91,903
Kimco Realty Corporation - REIT	3,790	79,666
Mid-America Apartment Communities, Inc. - REIT	902	133,505
Prologis, Inc. - REIT	698	73,374
Public Storage - REIT	431	126,464
Realty Income Corporation - REIT	1,380	79,502
Regency Centers Corporation - REIT	1,090	77,641
SBA Communications Corporation, Class A - REIT	356	83,603
Simon Property Group, Inc. - REIT	481	77,326
Texas Pacific Land Corporation	78	82,398
UDR, Inc. - REIT	2,997	122,368
Ventas, Inc. - REIT	1,940	122,511
VICI Properties, Inc. - REIT	2,413	78,664
Welltower, Inc. - REIT	878	134,975
Weyerhaeuser Company - REIT	7,561	194,242
		3,759,532

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology — 15.6%
Accenture PLC, Class A	485	$144,962
Adobe, Inc.(a)	489	189,184
Advanced Micro Devices, Inc.(a)	1,396	198,092
Akamai Technologies, Inc.(a)	4,209	335,710
Analog Devices, Inc.	1,241	295,383
ANSYS, Inc.(a)	595	208,976
Apple, Inc.	3,094	634,797
Applied Materials, Inc.	1,247	228,288
Arista Networks, Inc.(a)	2,801	286,570
Autodesk, Inc.(a)	694	214,842
Automatic Data Processing, Inc.	888	273,859
Broadcom, Inc.	1,630	449,309
Broadridge Financial Solutions, Inc.	573	139,256
Cadence Design Systems, Inc.(a)	1,351	416,311
CDW Corporation	871	155,552
Cisco Systems, Inc.	3,864	268,084
Cognizant Technology Solutions Corporation, Class A	1,974	154,031
Coinbase Global, Inc., Class A(a)	186	65,191
Corning, Inc.	4,687	246,489
Corpay, Inc.(a)	158	52,428
CoStar Group, Inc.(a)	623	50,089
Crowdstrike Holdings, Inc., Class A(a)	422	214,929
Dayforce, Inc.(a)	3,516	194,751
Dell Technologies, Inc., Class C	1,850	226,810
EPAM Systems, Inc.(a)	858	151,712
Equifax, Inc.	212	54,986
F5, Inc.(a)	888	261,356
FactSet Research Systems, Inc.	113	50,543
Fair Isaac Corporation(a)	22	40,215
Fidelity National Information Services, Inc.	920	74,897
Fiserv, Inc.(a)	414	71,378
Fortinet, Inc.(a)	2,029	214,506
Garmin Ltd.	2,013	420,153
Gartner, Inc.(a)	400	161,688
Gen Digital, Inc.	7,217	212,180
Global Payments, Inc.	547	43,782
Hewlett Packard Enterprise Company	11,481	234,786
HP, Inc.	17,000	415,820
Intel Corporation	8,049	180,298
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
International Business Machines Corporation	1,462	$430,969
Intuit, Inc.	269	211,872
Jabil, Inc.	2,305	502,721
Jack Henry & Associates, Inc.	372	67,023
Juniper Networks, Inc.	6,584	262,899
KLA Corporation	234	209,603
Lam Research Corporation	2,264	220,378
Leidos Holdings, Inc.	1,161	183,159
MarketAxess Holdings, Inc.	243	54,272
Mastercard, Inc., Class A	102	57,318
Microchip Technology, Inc.	2,466	173,532
Micron Technology, Inc.	1,402	172,797
Microsoft Corporation	853	424,291
Monolithic Power Systems, Inc.	425	310,837
Moody’s Corporation	107	53,670
Motorola Solutions, Inc.	1,490	626,486
MSCI, Inc.	81	46,716
NetApp, Inc.	2,116	225,460
NVIDIA Corporation	1,142	180,425
NXP Semiconductors N.V.	1,262	275,734
ON Semiconductor Corporation(a)	5,296	277,563
Oracle Corporation	1,883	411,680
Palantir Technologies, Inc., Class A(a)	1,966	268,005
Palo Alto Networks, Inc.(a)	1,066	218,146
Paychex, Inc.	1,791	260,519
Paycom Software, Inc.	827	191,368
PayPal Holdings, Inc.(a)	941	69,935
PTC, Inc.(a)	1,246	214,736
QUALCOMM, Inc.	2,619	417,102
Roper Technologies, Inc.	63	35,711
S&P Global, Inc.	105	55,365
Salesforce, Inc.	1,568	427,578
Seagate Technology Holdings PLC	1,592	229,773
ServiceNow, Inc.(a)	273	280,666
Skyworks Solutions, Inc.	3,743	278,928
Super Micro Computer, Inc.(a)	4,621	226,475
Synopsys, Inc.(a)	874	448,081
Teradyne, Inc.	2,439	219,315
Texas Instruments, Inc.	1,471	305,409
Tyler Technologies, Inc.(a)	462	273,892
Verisk Analytics, Inc.	170	52,955

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Concluded)	June 30, 2025 (Unaudited)
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
Visa, Inc., Class A	160	$56,808
Western Digital Corporation(a)	3,638	232,796
Workday, Inc., Class A(a)	802	192,480
Zebra Technologies Corporation, Class A(a)	524	161,581
		18,729,222
Utilities — 6.1%
AES Corporation (The)	31,884	335,420
Alliant Energy Corporation	1,435	86,774
Ameren Corporation	913	87,685
American Electric Power Company, Inc.	2,954	306,507
American Water Works Company, Inc.	2,865	398,550
Atmos Energy Corporation	2,606	401,611
CenterPoint Energy, Inc.	8,239	302,701
CMS Energy Corporation	1,234	85,492
Consolidated Edison, Inc.	2,924	293,423
Constellation Energy Corporation	1,229	396,672
Dominion Energy, Inc.	5,352	302,495
DTE Energy Company	2,161	286,246
Duke Energy Corporation	751	88,618
Edison International	6,290	324,564
Entergy Corporation	3,704	307,876
Evergy, Inc.	1,336	92,090
Eversource Energy	1,464	93,140
Exelon Corporation	8,433	366,161
FirstEnergy Corporation	7,344	295,669
NextEra Energy, Inc.	3,974	275,875
NiSource, Inc.	10,255	413,687
NRG Energy, Inc.	2,399	385,231
PG&E Corporation	6,857	95,587
Pinnacle West Capital Corporation	955	85,444
PPL Corporation	2,577	87,335
Public Service Enterprise Group, Inc.	3,593	302,459
	Shares	Fair Value
COMMON STOCKS (Continued)
Utilities (Continued)
Sempra	1,282	$97,137
Southern Company (The)	995	91,371
Vistra Corporation	2,099	406,806
WEC Energy Group, Inc.	838	87,320
Xcel Energy, Inc.	1,289	87,781
		7,267,727
Total Common Stocks (Cost $115,067,503)		119,347,103
Rights — 0.0%(c) Health Care — 0.0%(c) Omniab, Inc.(a)(b) - CVR, $12.5 Earnout	198	—
Omniab, Inc.(a)(b) - CVR, $15.0 Earnout	198	—
Total Right Cost ($0)		—
Total Investments — 99.5% (Cost $115,067,503)		119,347,103
Other Assets in Excess of Liabilities — 0.5%		612,833
Total Net Assets — 100.0%		$119,959,936

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LTD — Limited Company

MSCI — Morgan Stanley Capital International

NV — Naamioze Vennootschap

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S.A. — Société Anonyme

(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SUMMARY OF INVESTMENTS	June 30, 2025 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	15.6%
Consumer Discretionary	13.5%
Consumer Staples	13.4%
Health Care	11.3%
Industrials	10.0%
Financials	9.9%
Communications	7.5%
Energy	6.3%
Utilities	6.1%
Real Estate	3.1%
Materials	2.8%
Total Common Stocks	99.5%
Total Rights	0.0	%(a)
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

(a)  Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS	June 30, 2025 (Unaudited)
		Shares	Fair Value
Exchange-Traded Funds — 99.1%
Equity – 99.1%
Stratified LargeCap Index ETF(c)(d)		305,044	$25,106,219
Total Exchange-Traded Funds (Cost $23,430,429)			25,106,219
PURCHASED OPTIONS — 0.5%	Notional	Contracts(b)
Put Options — 0.5%
S&P 500 Index(a), Expiration: September 22, 2025, Strike $5,400	$25,440,295	41	127,305
Total Purchased Options (Cost $268,802)			127,305
Total Investments — 99.6% (Cost $23,699,231)			25,233,524
WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
S&P 500 Index(a), Expiration: September 22, 2025, Strike $4,800	$(25,440,295)	(41)	(49,610)
Total Written Options (Premiums received $103,146)			(49,610)
Other Assets in Excess of Liabilities — 0.6%			140,983
TOTAL NET ASSETS — 100.0%			$25,324,897
ETF — Exchange-Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Affiliated issuer.
(d)	A copy of the security’s annual report to shareholders may be obtained without charge at www.stratifiedfunds.com/sspy

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Concluded)	June 30, 2025 (Unaudited)

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Stratified LargeCap Index ETF	$—	$24,848,035	$(1,461,898)	$44,292	$1,675,790	$25,106,219	305,044	$—	$—
Total	$—	$24,848,035	$(1,461,898)	$44,292	$1,675,790	$25,106,219	305,044	$—	$—

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SUMMARY OF INVESTMENTS	June 30, 2025 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.1%
Total Exchange-Traded Funds	99.1%
Purchased Options
Put Options	0.5%
Total Purchased Options	0.5%
Total Investments	99.6%
Written Options
Put Options	(0.2)%
Total Purchased Options	(0.2)%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Assets and Liabilities	June 30, 2025 (Unaudited)
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
Assets
Unaffiliated investments, at value	$119,347,103	$127,305
Affiliated investments, at value	—	25,106,219
Cash	545,792	150,921
Receivable for investments sold	8,145	—
Dividend and interest receivable	101,424	288
Tax reclaims receivable	889	—
Total Assets	120,003,353	25,384,733

Liabilities
Options written, at fair value (Premiums Received $0 and $103,146)	—	49,610
Advisory fee payable	43,417	10,226
Total Liabilities	43,417	59,836
Net Assets	$119,959,936	$25,324,897

Net Assets consist of:
Paid-in capital	$119,326,523	$28,888,646
Accumulated earnings (deficit)	633,413	(3,563,749)
Net Assets	$119,959,936	$25,324,897

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,457,990	575,000
Net Asset Value, Offering and Redemption Price Per Share	$82.28	$44.04
Unaffiliated investments, at cost	$115,067,503	$268,802
Affiliated investments, at cost	$—	$23,430,429

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2025 (Unaudited)
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
Investment Income
Dividend income	$988,370	$166,732
Less foreign taxes withheld	—	(10)
Interest income	6,693	2,520
Total Investment Income	995,063	169,242

Expenses
Advisory fees	222,566	124,699
Total Expenses	222,566	124,699
Fees waived by Adviser	—	(19,162)
Net Expenses	222,566	105,537
Net Investment Income (Loss)	772,497	63,705

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investments	(283,798)	(1,582,922)
Affiliated Investments	—	44,292
Unaffiliated in-kind redemptions	772,899	48,197
Written options	—	169,726
	489,101	(1,320,707)
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	5,311,970	416,752
Affiliated investments	—	1,675,790
Written options	—	(12,427)
	5,311,970	2,080,115

Net Realized and Unrealized Gain (Loss) on Investments	5,801,071	759,408
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,573,568	$823,113

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Stratified LargeCap Index ETF		Stratified LargeCap Hedged ETF
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$772,497	$1,433,805	$63,705	$(18,654)
Net realized gain (loss) on investments	489,101	19,447,963	(1,320,707)	4,286,750
Net change in unrealized gain (loss) on investments	5,311,970	(10,137,017)	2,080,115	(2,829,516)
Net Increase (Decrease) in Net Assets Resulting From Operations	6,573,568	10,744,751	823,113	1,438,580

Distributions to Shareholders
Distribution	—	(1,412,197)	—	(70,070)
Return of capital	—	(12,577)	—	—
Total Distributions to Shareholders	—	(1,424,774)	—	(70,070)

Capital Share Transactions
Proceeds from shares sold	30,884,962	15,690,035	1,069,750	32,284,412
Proceeds received in connection with merger	—	50,027,506	—	—
Cost of shares redeemed	(3,859,926)	(83,015,492)	(4,131,634)	(41,545,002)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	27,025,036	(17,297,951)	(3,061,884)	(9,260,590)
Net Increase (Decrease) in Net Assets	33,598,604	(7,977,974)	(2,238,771)	(7,892,080)

Net Assets
Beginning of period	$86,361,332	$94,339,306	$27,563,668	$35,455,748
End of period	$119,959,936	$86,361,332	$25,324,897	$27,563,668

Change in Share Transactions
Shares sold	400,000	200,000	25,000	750,000
Shares received in connection with merger	—	632,990	—	—
Shares redeemed	(50,000)	(1,050,000)	(100,000)	(975,000)
Net Increase (Decrease) in Shares Outstanding	350,000	(217,010)	(75,000)	(225,000)
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period Presented)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$77.94		$71.20	$63.75	$71.27		$55.99	$50.73

Investment operations:
Net investment income (loss)(a)	0.61		1.22	1.16	1.03		0.92	0.88
Net realized and unrealized gain (loss) on investments	3.73		8.15	7.54	(7.47)		15.14	5.29
Total from investment operations	4.34		9.37	8.70	(6.44)		16.06	6.17

Distributions to shareholders from:
Net investment income	—		(2.62)	(1.25)	(1.08)		(0.78)	(0.82)
Net realized gains	—		—	—	—		—	(0.09)
Return of capital	—		(0.01)	—	—		—	—
Total distributions	—		(2.63)	(1.25)	(1.08)		(0.78)	(0.91)

Net asset value, end of period	$82.28		$77.94	$71.20	$63.75		$71.27	$55.99
Net Asset Value, Total Return	5.57	%(b)	13.14%	13.67%	(9.20	)%(c)	28.76%	12.18%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$119,960		$86,361	$94,339	$97,219		$108,685	$41,989

Ratios to Average Net Assets:
Expenses before fee waiver	0.45	%(d)	0.45%	0.45%	0.45%		0.45%	0.45%
Expenses after fee waiver(e)	0.45	%(d)	0.34%	0.30%	0.30%		0.30%	0.30%
Net investment income (loss)	1.56	%(d)	1.61%	1.75%	1.58%		1.39%	1.83%
Portfolio turnover rate(f)	12	%(b)	20%	23%	31%		25%	36%

(a)  Per share amounts calculated using average shares method.

(b)  Not Annualized for periods less than one year.

(c)  If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%.

(d)  Annualized for periods less than one year.

(e)  Net of expenses waived/reimbursed by the Advisor.

(f)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period Presented)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Net asset value, beginning of period	$42.41		$40.52	$38.63	$41.39	$40.40

Investment operations:
Net investment income (loss)(b)	0.10		(0.02)	0.44	0.37	0.43
Net realized and unrealized gain (loss) on investments	1.53		2.02	1.93	(1.83)	1.00	(c)
Total from investment operations	1.63		2.00	2.37	(1.46)	1.43

Distributions to shareholders from:
Net investment income	—		(0.11)	(0.48)	(0.40)	(0.44)
Net realized gains	—		—	—	(0.90)	—
Total distributions	—		(0.11)	(0.48)	(1.30)	(0.44)

Net asset value, end of period	$44.04		$42.41	$40.52	$38.63	$41.39
Net Asset Value, Total Return	3.84	%(d)	4.93%	6.14%	(3.53)%	3.54	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,325		$27,564	$35,456	$39,594	$45,527

Ratios to Average Net Assets:
Expenses before fee waiver(e)	0.95	%(f)	0.99%	1.00%	1.00%	1.00	%(f)
Expenses after fee waiver(e)(g)	0.80	%(f)	0.50%	0.36%	0.38%	0.38	%(f)
Net investment income (loss)(g)	0.49	%(f)	(0.06)%	1.14%	0.94%	1.96	%(f)
Portfolio turnover rate(h)	100	%(d)	8%	12%	35%	88	%(d)

(a)  For the period June 15, 2021 (commencement of operations) to December 31, 2021.

(b)  Per share amounts calculated using average shares method.

(c)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)  Not Annualized for periods less than one year.

(e)  The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(f)  Annualized for periods less than one year.

(g)  Net of expenses waived/reimbursed by the Advisor.

(h)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	June 30, 2025 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Stratified LargeCap Index ETF

Stratified LargeCap Hedged ETF

Stratified LargeCap Index ETF is the successor to the Syntax Stratified LargeCap ETF, a series of Syntax ETF Trust (a “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024. Stratified LargeCap Hedged ETF is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, a series of Syntax ETF Trust (a “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024.

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF are each classified as a diversified investment company under the 1940 Act.

The Stratified LargeCap Index ETF’s investment objective seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The Stratified LargeCap Index ETF commenced operations on January 1, 2015.

The Stratified LargeCap Hedged ETF’s investment objective is to seek to obtain capital growth. The Stratified LargeCap Hedged ETF seeks to obtain capital growth by investing in a portfolio of equity securities, including common stocks and/or exchange-traded funds (“ETFs”) that follows the Syntax Stratified LargeCap Index while also employing risk management strategies to limit downside risk and generate additional returns. The Stratified LargeCap Hedged ETF may obtain investment exposure to the Syntax Stratified LargeCap Index by investing in one or more ETFs designed to track the performance of the Syntax Stratified LargeCap Index. The Stratified LargeCap Hedged ETF is an actively managed ETF. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Stratified LargeCap Hedged ETF uses an active investment strategy in seeking to meet its investment objective. The Stratified LargeCap Hedged ETF commenced operations on June 15, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or(ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, for the Stratified LargeCap Index ETF, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s underlying index. This may result in a difference between the Fund’s performance and the performance of the Fund’s underlying index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

Pursuant to the Valuation Procedures noted previously, ETFs, equities, options and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of June 30, 2025, for each Fund based upon the three levels defined above:

Stratified LargeCap Index ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$119,347,103	$—	$—	$119,347,103
Rights*	—	—	—^	—
Total	$119,347,103	$—	$—	$119,347,103
Stratified LargeCap Hedged ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds*	$25,106,219	$—	$—	$25,106,219
Purchased Options	127,305	—	—	127,305
Total	$25,233,524	$—	$—	$25,233,524
	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$49,610	$—	$—	$49,610
Total	$49,610	$—	$—	$49,610

*   See Schedule of Investments for additional detailed categorizations.

^   Includes securities valued at $0.

The Stratified LargeCap Index ETF held Level 3 securities at the end of the period. The securities classified as Level 3 are deemed immaterial.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of June 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Options

The Stratified LargeCap Hedged ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Stratified LargeCap Hedged ETF may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Stratified LargeCap Hedged ETF may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

(g) Distributions to Shareholders

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF each pay out dividends from their net investment income and net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds. The Adviser is responsible for, among other things, the selection and ongoing monitoring of the securities in each Fund’s portfolio, trading portfolio securities on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board, and certain other services necessary for the management of the Funds. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.45% for Stratified LargeCap Index ETF and 0.95% for Stratified LargeCap Hedged ETF of each Fund’s average daily net assets.

Effective April 30, 2025, the Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Stratified LargeCap Hedged ETF (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets through at least April 30, 2026, unless earlier terminated by the Board for any reason at any time.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

(c) Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

Syntax LLC (“Syntax”) is the Index Provider to the Funds. The Adviser has entered into license agreements with Syntax pursuant to which the Adviser pays a fee to use the Indices for the Funds’ use. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, purchased options, written options and short-term investments, for the six months ended June 30, 2025, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$11,952,673	$11,499,219
Stratified LargeCap Hedged ETF	26,396,342	27,661,992

Purchases and sales of in-kind transactions for the six months June 30, 2025, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$30,748,212	$3,840,828
Stratified LargeCap Hedged ETF	1,055,356	3,001,824

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Derivatives Risk (Stratified LargeCap Hedged ETF): The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Index Concentration Risk: (Stratified LargeCap Index ETF) The Stratified LargeCap Index ETF will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

Note 7 – Federal Income Taxes

As of the tax year ended December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards*	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Stratified LargeCap Index ETF**	$—	$—	$(4,795,658)	$(1,144,497)	$(5,940,155)
Stratified LargeCap Hedged ETF	—	—	(3,946,362)	(440,500)	(4,386,862)

*   A portion of the capital loss carryforward for the Stratified LargeCap Index ETF was acquired in a reorganization on September 27, 2024. See Note 10.

**  Stratified LargeCap Index ETF’s ability to utilize its acquired capital loss carryforward is subject to an annual limitation under the Internal Revenue Code.

At June 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Stratified LargeCap Index ETF	$115,067,503	$11,751,551	$(7,471,951)	$4,279,600
Stratified LargeCap Hedged ETF	23,699,231	1,675,790	(141,497)	1,534,293

As of the tax year ended December 31, 2024, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Stratified LargeCap Index ETF	$41,442	$4,754,216	$4,795,658
Stratified LargeCap Hedged ETF	3,301,583	644,779	3,946,362

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

Note 8 – Derivatives and Hedging Disclosures

FASB ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Stratified LargeCap Hedged ETF derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased and written options during the six months ended June 30, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments held as of June 30, 2025, by risk category are as follows:

		Asset Derivatives		Liability Derivatives
Derivative	Risk Exposure	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Options purchased	Equity contracts	Investments, at value	$127,305	Investments, at value	$—
Options written	Equity contracts	Options written, at fair value	—	Options written, at fair value	49,610

The effects of the Fund’s derivative instruments on the Statements of Operations for the six months ended June 30, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$(422,362)
Options written	Equity contracts	169,726

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$(23,598)
Options written	Equity contracts	(12,427)

The quarterly average volume of derivative instruments for the six months ended June 30, 2025, are as follows:

Derivative	Risk Exposure	Notional
Options purchased	Equity contracts	$25,916,373
Options written	Equity contracts	25,916,373

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve has recently lowered interest rates and may continue to do so. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2025 (Unaudited)

Note 10 – Reorganization

At a meeting held on February 7, 2024, the Board of the Syntax ETF Trust approved the following reorganizations (each, a “Reorganization”) of the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF and the Syntax Stratified U.S. Total Market Hedged ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund was a series of Syntax ETF Trust. The Trust approved the following Reorganizations of the Acquired Funds: (i) the Reorganization of the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, and the Syntax Stratified Total Market II ETF into the Stratified LargeCap Index ETF and (ii) the Reorganization of the Syntax Stratified U.S. Total Market Hedged ETF into the Stratified LargeCap Hedged ETF (collectively, with the Stratified LargeCap Index ETF, the “Acquiring Funds”). Each Reorganization occurred after the close of business on September 27, 2024.

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Syntax Stratified LargeCap ETF, the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF and the Syntax Stratified U.S. Total Market Hedged ETF Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Predecessor Fund	Predecessor Fund’s Net Assets before Reorganization	Predecessor Fund’s Shares Outstanding before Reorganization	Acquiring Fund’s Net Assets	Acquiring Fund’s Net Assets after Reorganization	Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified LargeCap ETF(1)	$37,540,850	475,000	$—	$87,568,356	1,107,992
Syntax Stratified U.S. Total Market Hedged ETF(2)	32,434,503	750,000	—	32,434,503	750,000

1.   Includes accumulated net investment loss, accumulated realized gains and unrealized appreciation in the amounts of $(979,356), $33,983,685 and $2,078,255, respectively.

2.   Includes accumulated net investment loss, accumulated realized gains and unrealized appreciation in the amounts of $(570,731), $20,213,379 and $310,335, respectively.

A reconciliation of each Stratified LargeCap Index ETF’s ending net assets and shares outstanding after the Reorganization were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified LargeCap ETF	$37,540,850	475,000
Syntax Stratified MidCap ETF	5,519,576	69,838
Syntax Stratified SmallCap ETF	10,337,557	130,800
Syntax Stratified U.S. Total Market ETF	25,448,441	321,996
Syntax Stratified Total Market II ETF	8,721,932	110,356
Total	$87,568,356	1,107,990

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	June 30, 2025 (Unaudited)

A reconciliation of each Stratified LargeCap Hedged ETF’s ending net assets and shares outstanding after the Reorganization were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified U.S. Total Market Hedged ETF	$32,434,503	750,000
Total	$32,434,503	750,000

The net unrealized appreciation (depreciation) for each Acquired Fund immediately before the Reorganizations were as follows:

Acquired Fund Name	Acquired Fund’s Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$2,078,255	(1)
Syntax Stratified MidCap ETF	—	(2)
Syntax Stratified SmallCap ETF	—	(2)
Syntax Stratified U.S. Total Market ETF	249,790	(1)
Syntax Stratified Total Market II ETF	83,421	(1)
Syntax Stratified U.S. Total Market Hedged ETF	310,335	(1)

(1)  Each Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

(2)  Acquired Fund did not qualify as a tax-free exchange under the Code.

Note 11 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on each Fund’s financial statements.

Note 12 – Events Subsequent to Fiscal Year

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Other Information (Form N-csr items 8-11)	June 30, 2025 (Unaudited)

Item 8.    Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9.    Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees were expensed $9,662 from each Fund in the Trust for the period covered by the report.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: August 27, 2025	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: August 27, 2025	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: August 27, 2025	Principal Financial Officer/Treasurer